Restructuring Charges (Details Textuals) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions	$ 313,000,000	$ 133,000,000	$ 411,000,000	$ (4,000,000)	$ 403,000,000
Restructuring charges, revision adjustments			35,000,000	4,000,000	16,000,000
Employee Severance [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions			383,000,000	(7,000,000)	366,000,000
U S Card Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions			38,000,000
International Card Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions			139,000,000
Global Commercial Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions			54,000,000
Global Network And Merchant Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions			25,000,000
Corporate and Other [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions			$ 155,000,000